Related party transactions - additional information (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 15, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		€ 3,000	€ 4,000
Number of shares issued through conversion (in shares)	238,846,375
Key management personnel compensation		18,830	29,861	€ 39,329
FCA Bank S.p.A.
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions		86,000
Key employees
Disclosure of transactions between related parties [line items]
Key management personnel compensation		58,000	81,000	103,000
Key management personnel compensation, share-based payment		28,000	49,000	73,000
Short-term employee benefits expense		7,000	8,000	8,000
Post-employment benefit expense, defined benefit plans		€ 10,000	€ 9,000	€ 6,000
Exor N.V. | Largest shareholder
Disclosure of transactions between related parties [line items]
Shareholder ownership percentage		28.98%
Shareholder voting interest ownership		42.11%